Earnings per Common Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Common Share [Abstract]
Earnings Per Common Share
	Year Ended December 31,
	2015	2014	2013

Net income attributed to AMPNI shareholders	$35,880	$17,590	$27,063

Less: Dividends declared and undistributed earnings allocated to unvested shares	(1,392)	(627)	(739)
Basic income available to common stockholders	$34,488	$16,963	$26,324

Basic weighted average number of common shares outstanding	47,271,582	46,271,716	45,677,249

Diluted weighted average number of common shares outstanding	47,271,582	46,271,716	45,677,249

Basic earnings per common share	$0.73	$0.37	$0.58
Diluted earnings per common share	$0.73	$0.37	$0.58